Shareholder Report, Average Annual Return (Details) 191994_Carillon Chartwell Real Income Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	13.22%	4.76%	4.94%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	7.01%	1.12%	3.09%